Intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,103,413	$ 5,081,381
Accumulated amortization	(711,714)	(370,538)
Net book value	4,391,699	4,710,843
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,072,988	4,056,642
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	535,557	528,022
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,536	204,685
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,049	170,525
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 120,283	$ 121,507